Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Finance Cost
Bank charges		₨ 26,044	₨ 25,120	₨ 78,091
Foreign exchange loss (net)		3,876	20,790
Interest on borrowings recognized at amortized cost		43,844	207,089	129,888
Interest on lease liabilities (Refer note 42)		32,608	32,267	35,992
Unwinding of other financial liabilities				51,878
Others		505	1,732	30,550
Total	$ 1,251	₨ 106,877	₨ 286,998	₨ 326,399